VALUE FUND

Schedule of Investments
June 30, 2019

Common Stocks - 95.6%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	15.7
Liberty Broadband Corp. - Series C*		550,000	57,321,000
Comcast Corp. - Class A		570,000	24,099,600
Liberty Global plc - Class C* (c)		900,000	23,877,000
Liberty SiriusXM Group - Series C*		600,000	22,788,000

Interactive Media & Services	10.2
Alphabet, Inc. - Class C*		45,500	49,181,405
Facebook, Inc. - Class A*		180,000	34,740,000
	25.9		212,007,005

Information Technology
Data Processing & Outsourced Services	8.6
Mastercard Inc. - Class A		135,000	35,711,550
Visa Inc. - Class A		200,000	34,710,000

Semiconductors	3.3
Analog Devices, Inc.		240,000	27,088,800

Systems Software	3.3
Oracle Corp.		475,000	27,060,750

IT Consulting & Other Services	2.2
Accenture plc - Class A(c)		95,000	17,553,150
	17.4		142,124,250

Financials
Multi-Sector Holdings	7.2
Berkshire Hathaway Inc. - Class B*		275,000	58,621,750

Diversified Banks	3.1
JPMorgan Chase & Co.		225,000	25,155,000

Insurance Brokers	3.0
Aon plc - Class A(c)		130,000	25,087,400

Investment Banking & Brokerage	2.7
The Charles Schwab Corp.		550,000	22,104,500
	16.0		130,968,650

Consumer Discretionary
Internet & Direct Marketing Retail	6.3
Booking Holdings Inc.*		18,000	33,744,780
Amazon.com, Inc.*		9,500	17,989,485

Automotive Retail	3.7
CarMax, Inc.*		350,000	30,390,500

General Merchandise Stores	2.9
Dollar Tree, Inc.*		220,000	23,625,800
	12.9		105,750,565

Health Care
Health Care Services	4.6
Laboratory Corp. of America Holdings*		220,000	38,038,000

Life Sciences Tools & Services	3.6
Thermo Fisher Scientific Inc.		100,000	29,368,000

Health Care Equipment	3.3
Danaher Corp.		185,000	26,440,200
	11.5		93,846,200

		$ Principal
	% of Net	Amount or
Materials	Assets	Shares	$ Value
Industrial Gases	3.7
Linde plc(c)		150,000	30,120,000

Construction Materials	2.9
Vulcan Materials Co.		175,000	24,029,250
	6.6		54,149,250

Industrials
Aerospace & Defense	2.9
TransDigm Group, Inc.*		50,000	24,190,000

Consumer Staples
Distillers & Vintners	2.4
Diageo plc - Sponsored ADR(c)		115,000	19,816,800
Total Common Stocks (Cost $448,319,739)			782,852,720

Cash Equivalents - 4.5%

U.S. Treasury Bill 2.37% 7/23/19(a)		10,000,000	9,987,326

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(b)		27,223,446	27,223,446
Total Cash Equivalents (Cost $37,209,253)			37,210,772
Total Investments in Securities (Cost $485,528,992)			820,063,492
Other Liabilities in Excess of Other Assets - (0.1%)			(1,194,433)
Net Assets - 100%			818,869,059
Net Asset Value Per Share - Investor Class			44.23
Net Asset Value Per Share - Institutional Class			44.81

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2019.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2019

Common Stocks - 98.5%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	13.0
Visa Inc. - Class A		165,000	28,635,750
Mastercard Inc. - Class A		105,000	27,775,650
Black Knight, Inc.*		350,000	21,052,500

Semiconductors	6.8
Texas Instruments, Inc.		200,000	22,952,000
Marvell Technology Group Ltd.(b)		725,000	17,305,750

Application Software	3.1
Box, Inc.- Class A*		625,000	11,006,250
Guidewire Software, Inc.*		75,000	7,603,500

Systems Software	2.5
Oracle Corp.		260,000	14,812,200

IT Consulting & Other Services	2.3
DXC Technology Co.		250,000	13,787,500
	27.7		164,931,100

Communication Services
Cable & Satellite	17.8
Liberty Broadband Corp.*
Series A		65,000	6,684,600
Series C		270,000	28,139,400
Liberty Global plc - Class C* (b)		900,000	23,877,000
Liberty SiriusXM Group*
Series A		145,000	5,482,450
Series C		450,000	17,091,000
Comcast Corp. - Class A		300,000	12,684,000
Liberty Latin America Ltd. - Class C* (b)		675,000	11,603,250

Interactive Media & Services	8.5
Alphabet, Inc. - Class C*		26,500	28,644,115
Facebook, Inc. - Class A*		115,000	22,195,000
	26.3		156,400,815

Financials
Multi-Sector Holdings	6.0
Berkshire Hathaway Inc. - Class B*		167,500	35,705,975

Mortgage REITs	3.8
Redwood Trust, Inc.		1,350,000	22,315,500

Investment Banking & Brokerage	2.7
The Charles Schwab Corp.		400,000	16,076,000

Insurance Brokers	2.2
Aon plc - Class A(b)		70,000	13,508,600
	14.7		87,606,075

Materials
Construction Materials	7.2
Summit Materials, Inc. - Class A*		900,000	17,325,000
Vulcan Materials Co.		95,000	13,044,450
Martin Marietta Materials, Inc.		55,000	12,656,050

Specialty Chemicals	2.3
Axalta Coating Systems Ltd.* (b)		450,000	13,396,500
	9.5		56,422,000

		$ Principal
	% of Net	Amount
Consumer Discretionary	Assets	or Shares	$ Value
Internet & Direct Marketing Retail	4.4
Booking Holdings, Inc.*		7,500	14,060,325
Qurate Retail, Inc. - Series A*		1,000,000	12,390,000

Automotive Retail	3.7
CarMax, Inc.*		250,000	21,707,500
	8.1		48,157,825

Industrials
Industrial Machinery	5.0
Colfax Corp.*		600,000	16,818,000
Stanley Black & Decker, Inc.		90,000	13,014,900

Aerospace & Defense	2.5
TransDigm Group, Inc.*		30,000	14,514,000
	7.5		44,346,900

Health Care
Health Care Services	4.7
Laboratory Corp. of America Holdings*		160,000	27,664,000
Total Common Stocks (Cost $365,777,230)			585,528,715

Cash Equivalents - 1.5%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(a)		8,887,914	8,887,914
Total Cash Equivalents (Cost $8,887,914)			8,887,914
Total Investments in Securities (Cost $374,665,144)			594,416,629
Other Liabilities in Excess of Other Assets - 0.0%			(46,373)
Net Assets - 100%			594,370,256
Net Asset Value Per Share - Investor Class			29.93
Net Asset Value Per Share - Institutional Class			30.34

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2019.
(b) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2019

Common Stocks - 94.7%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	12.0
Mastercard Inc. - Class A(c)		125,000	33,066,250
Visa Inc. - Class A		190,000	32,974,500
Black Knight, Inc.*		220,000	13,233,000

Application Software	11.7
Intelligent Systems Corp.* †		2,270,000	65,353,300
Box, Inc. - Class A*		650,000	11,446,500

IT Consulting & Other Services	5.4
DXC Technology Co.		500,000	27,575,000
Perspecta Inc.		350,000	8,193,500

Semiconductors	3.0
Texas Instruments, Inc.(c)		170,000	19,509,200
	32.1		211,351,250

Communication Services
Cable & Satellite	18.5
Liberty Global plc - Class C* (c) (d)		1,650,000	43,774,500
Liberty Broadband Corp.* (c)
Series A		100,000	10,284,000
Series C		240,000	25,012,800
Liberty SiriusXM Group* (c)
Series A		200,000	7,562,000
Series C		425,000	16,141,500
GCI Liberty, Inc. - Class A* (c)		200,000	12,292,000
Liberty Latin America Ltd. - Class C* (c) (d)		400,000	6,876,000

Interactive Media & Services	8.0
Alphabet, Inc. - Class C* (c)		27,000	29,184,570
Facebook, Inc. - Class A* (c)		120,000	23,160,000
	26.5		174,287,370

Financials
Multi-Sector Holdings	10.7
Berkshire Hathaway Inc. - Class B* (c)		330,000	70,346,100

Property & Casualty Insurance	3.0
Markel Corp.* (c)		18,000	19,612,800

Mortgage REITs	2.5
Redwood Trust, Inc.(c)		1,000,000	16,530,000

Investment Banking & Brokerage	2.4
The Charles Schwab Corp.		400,000	16,076,000
	18.6		122,564,900

Consumer Discretionary
Internet & Direct Marketing Retail	4.1
Amazon.com, Inc.* (c)		6,000	11,361,780
Qurate Retail, Inc. - Series A* (c)		630,164	7,807,732
Booking Holdings Inc.*		4,000	7,498,840

Automotive Retail	2.6
CarMax, Inc.*		200,000	17,366,000
	6.7		44,034,352

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Industrial Machinery	2.5
Colfax Corp.* (c)		600,000	16,818,000

Aerospace & Defense	1.7
Wesco Aircraft Holdings, Inc.* (c)		1,000,000	11,100,000
	4.2		27,918,000

Health Care
Health Care Services	3.7
Laboratory Corp. of America Holdings* (c)		140,000	24,206,000

Materials
Construction Materials	2.9
Summit Materials, Inc. - Class A* (c)		975,000	18,768,750
Total Common Stocks (Cost $335,085,606)			623,130,622

Cash Equivalents - 4.4%

U.S. Treasury Bill 2.37% 7/23/19(a)		7,000,000	6,991,128

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(b)		21,765,778	21,765,778
Total Cash Equivalents (Cost $28,755,843)			28,756,906
Total Investments in Securities (Cost $363,841,449)			651,887,528
Due From Broker(c) - 15.8%			104,213,904
Securities Sold Short - (15.1%)			(99,620,000)
Other Assets Less Other Liabilities - 0.2%			1,392,631
Net Assets - 100%			657,874,063
Net Asset Value Per Share - Investor Class			15.00
Net Asset Value Per Share - Institutional Class			15.58

Securities Sold Short - (15.1%)

SPDR S&P 500 ETF Trust		340,000	(99,620,000)
Total Securities Sold Short (proceeds $70,628,090)			(99,620,000)

* Non-income producing
† Controlled affiliate
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2019.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
June 30, 2019

Common Stocks - 96.1%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	21.2
Liberty Broadband Corp.*
Series A		27,500	2,828,100
Series C		145,000	15,111,900
GCI Liberty, Inc. - Class A*		157,500	9,679,950
Liberty SiriusXM Group*
Series A		50,000	1,890,500
Series C		180,000	6,836,400
Liberty Global plc - Class C* (c)		250,000	6,632,500
Liberty Latin America Ltd. - Class C* (c)		325,000	5,586,750

Integrated Telecommunication Services	5.8
LICT Corp.*		810	13,284,000

Movies & Entertainment	3.1
Liberty Formula One Group*
Series A		27,500	986,150
Series C		75,000	2,805,750
Liberty Braves Group*
Series A		11,000	305,800
Series C		105,000	2,936,850
	30.1		68,884,650

Information Technology
Application Software	9.3
Guidewire Software, Inc.*		90,000	9,124,200
ACI Worldwide, Inc.*		200,000	6,868,000
Box, Inc. - Class A*		300,000	5,283,000

Data Processing & Outsourced Services	4.1
Black Knight, Inc.*		155,000	9,323,250

Semiconductors	2.1
Marvell Technology Group Ltd.(c)		200,000	4,774,000

IT Consulting & Other Services	1.8
Perspecta Inc.		180,000	4,213,800
	17.3		39,586,250

Materials
Construction Materials	7.5
Summit Materials, Inc. - Class A*		500,000	9,625,000
Eagle Materials Inc.		42,500	3,939,750
Vulcan Materials Co.		26,000	3,570,060

Specialty Chemicals	3.9
Axalta Coating Systems Ltd.* (c)		300,000	8,931,000

Diversified Metals & Mining	1.8
Compass Minerals International, Inc.		74,200	4,077,290

Metal & Glass Containers	1.2
Myers Industries, Inc.		140,000	2,697,800
	14.4		32,840,900

Industrials
Industrial Machinery	7.2
Colfax Corp.*		300,000	8,409,000
Gardner Denver Holdings, Inc.*		230,000	7,958,000

Aerospace & Defense	2.4
Wesco Aircraft Holdings, Inc.*		500,000	5,550,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Building Products	1.9
Fortune Brands Home & Security, Inc.		75,000	4,284,750
	11.5		26,201,750

Consumer Discretionary
Internet & Direct Marketing Retail	5.6
Liberty Expedia Holdings, Inc. - Series A*		150,000	7,168,500
Qurate Retail, Inc. - Series A*		450,000	5,575,500

Automotive Retail	3.8
CarMax, Inc.*		100,000	8,683,000
	9.4		21,427,000

Financials
Mortgage REITs	4.2
Redwood Trust, Inc.		580,000	9,587,400

Property & Casualty Insurance	0.9
Markel Corp.*		2,000	2,179,200
	5.1		11,766,600

Health Care
Health Care Services	4.8
Laboratory Corp. of America Holdings*		63,000	10,892,700

Real Estate
Office REITs	3.5
Equity Commonwealth		250,000	8,130,000
Total Common Stocks (Cost $134,286,555)			219,729,850

Cash Equivalents - 3.8%

U.S. Treasury Bill 2.37% 7/23/19(a)		3,000,000	2,996,198

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(b)		5,766,327	5,766,327
Total Cash Equivalents (Cost $8,762,069)			8,762,525
Total Investments in Securities (Cost $143,048,624)			228,492,375
Other Assets Less Other Liabilities - 0.1%			151,145
Net Assets - 100%			228,643,520
Net Asset Value Per Share			50.26

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2019.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2019

Common Stocks - 43.9%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	4.3
Visa Inc. - Class A		16,500	2,863,575
Mastercard Inc. - Class A		10,500	2,777,565

Semiconductors	3.4
Analog Devices, Inc.		15,000	1,693,050
Texas Instruments, Inc.		12,500	1,434,500
Marvell Technology Group Ltd.(e)		55,000	1,312,850

Systems Software	3.3
Microsoft Corp.		17,500	2,344,300
Oracle Corp.		35,000	1,993,950

Application Software	1.6
Guidewire Software, Inc.*		20,000	2,027,600

IT Consulting & Other Services	1.2
Accenture plc - Class A(e)		8,000	1,478,160
	13.8		17,925,550

Financials
Multi-Sector Holdings	2.5
Berkshire Hathaway Inc. - Class B*		15,000	3,197,550

Diversified Banks	1.6
JPMorgan Chase & Co.		18,500	2,068,300

Investment Banking & Brokerage	1.6
The Charles Schwab Corp.		50,000	2,009,500

Mortgage REITs	1.5
Redwood Trust, Inc.		120,000	1,983,600

Insurance Brokers	1.1
Aon plc - Class A(e)		7,500	1,447,350
	8.3		10,706,300

Materials
Construction Materials	4.0
Vulcan Materials Co.		15,000	2,059,650
Martin Marietta Materials, Inc.		7,000	1,610,770
Eagle Materials Inc.		17,000	1,575,900

Industrial Gases	2.0
Linde plc(e)		13,000	2,610,400

Specialty Chemicals	1.2
Axalta Coating Systems Ltd.* (e)		50,000	1,488,500
	7.2		9,345,220

Health Care
Health Care Services	2.3
Laboratory Corp. of America Holdings*		17,000	2,939,300

Life Sciences Tools & Services	2.3
Thermo Fisher Scientific Inc.		10,000	2,936,800

Health Care Equipment	1.6
Danaher Corp.		15,000	2,143,800
	6.2		8,019,900

		$ Principal
	% of Net	Amount
Communication Services	Assets	or Shares	$ Value
Cable & Satellite	3.5
Charter Communications, Inc. - Class A*		6,500	2,568,670
Comcast Corp. - Class A		45,000	1,902,600

Interactive Media & Services	1.8
Alphabet, Inc. - Class C*		2,200	2,378,002
	5.3		6,849,272

Consumer Staples
Distillers & Vintners	2.0
Diageo plc - Sponsored ADR(e)		15,000	2,584,800

Industrials
Industrial Machinery	1.1
Stanley Black & Decker, Inc.		10,000	1,446,100
Total Common Stocks (Cost $34,198,717)			56,877,142

Corporate Bonds - 12.9%

Bank of America Corp. 2.25% 4/21/20		1,000,000	999,937

Berkshire Hathaway Inc. Finance Corp. 4.25% 1/15/21		300,000	309,920

Broadcom Corp. 2.2% 1/15/21		1,000,000	991,434

Capital One Bank USA, N.A. 8.8% 7/15/19		500,000	501,095

Capital One N.A. 2.4% 9/05/19		350,000	349,957

Discovery, Inc. 2.2% 9/20/19		1,000,000	998,644

EOG Resources, Inc. 4.4% 6/01/20		300,000	305,610

Fidelity National Information Services, Inc. 3.625% 10/15/20		2,231,000	2,264,018

First Republic Bank 2.5% 6/06/22		1,000,000	1,001,196

FLIR Systems, Inc. 3.125% 6/15/21		825,000	833,111

Goldman Sachs Group, Inc. 2.6% 12/27/20		500,000	500,434

JPMorgan Chase & Co.
3.003% 3/09/21 Floating Rate (Qtrly LIBOR + 55)		750,000	751,330
3.375% 5/01/23		500,000	514,234

Markel Corp.
7.125% 9/30/19		1,014,000	1,023,953
4.9% 7/01/22		410,000	437,474
3.625% 3/30/23		500,000	516,332

PPG Industries, Inc. 2.3% 11/15/19		2,177,000	2,175,255

U.S. Bancorp 2.35% 1/29/21		1,000,000	1,003,082

Wells Fargo & Co. 4.6% 4/01/21		1,250,000	1,297,353
Total Corporate Bonds (Cost $16,738,003)			16,774,369

Corporate Convertible Bonds - 0.8%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19 (Cost $999,576)	1,000,000	1,008,584

Asset-Backed Securities - 4.2%(c)

Commercial Credit Group Receivables Trust (CCG)(d)
2017-1 CL B — 2.75% 2023 (0.8 years)	500,000	500,977

Drive Auto Receivables Trust (DRIVE)
2018-1 CL B — 2.88% 2022 (0.1 years)	148,459	148,483
2018-4 CL A3 — 3.04% 2021 (0.2 years)	402,921	403,287

Marlette Funding Trust (MFT)(d)
2019-2A CL A — 3.13% 2029 (1.0 years)	500,000	503,011
2019-3A CL A — 2.69% 2029 (1.1 years)	500,000	501,276

Prosper Marketplace Issuance Trust (PMIT)(d)
2019-3A CL A — 3.19% 2025 (0.9 years)	500,000	502,917

Social Professional Loan Program LLC (SOFI)(d)
2018-A CL A2A — 2.39% 2042 (1.0 years)	1,002,145	1,003,101

SoFi Consumer Loan Program LLC (SCLP)(d)
2017-6 CL A1 — 2.2% 2026 (0.1 years)	65,286	65,241
2019-2 CL A — 3.01% 2028 (1.3 years)	467,675	471,236
2019-3 CL A — 2.9% 2028 (1.4 years)	500,000	502,717

Upstart Securitization Trust (UPST)(d)
2018-2 CL A — 3.33% 2025 (0.2 years)	432,674	433,326
2017-2 CL B — 3.748% 2025 (0.4 years)	403,436	404,412
Total Asset-Backed Securities (Cost $5,421,742)		5,439,984

Mortgage-Backed Securities - 2.1%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.1 years)	48,665	50,272

Pass-Through Securities
J14649 — 3.5% 2026 (2.5 years)	83,105	85,845
E02948 — 3.5% 2026 (2.6 years)	124,655	129,211
J16663 — 3.5% 2026 (2.7 years)	76,657	79,184
		344,512

Federal National Mortgage Association
Pass-Through Securities
MA0464 — 3.5% 2020 (0.4 years)	15,202	15,695
AR8198 — 2.5% 2023 (1.5 years)	94,959	95,810
MA1502 — 2.5% 2023 (1.5 years)	82,078	82,881
995755 — 4.5% 2024 (1.8 years)	11,005	11,329
AB1769 — 3.0% 2025 (2.4 years)	74,492	76,235
AB3902 — 3.0% 2026 (2.7 years)	136,820	140,029
AK3264 — 3.0% 2027 (2.8 years)	107,451	109,970
		531,949

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (2.8 years)	137,636	140,724

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(d) (f)
2014-5 CL A1 — 2.984179% 2029 (3.1 years)	200,066	202,293
2017-3 CL 2A2 — 2.5% 2047 (3.4 years)	752,913	751,129

	$ Principal
	Amount
	or Shares	$ Value
Sequoia Mortgage Trust (SEMT)(d) (f)
2018-CH2 CL A12 — 4.0% 2048 (1.5 years)	470,958	478,948
2017-CH1 CL A11 — 3.5% 2047 (2.3 years)	301,591	304,178
		1,736,548
Total Mortgage-Backed Securities (Cost $2,728,702)		2,753,733

U.S. Treasury - 29.8%

U.S. Treasury Notes
1.625% 7/31/19	1,000,000	999,487
1.625% 8/31/19	1,000,000	998,914
1.5% 10/31/19	1,000,000	998,086
1.375% 12/15/19	1,000,000	996,914
1.25% 1/31/20	1,000,000	995,137
1.375% 2/15/20	2,500,000	2,489,502
1.375% 4/30/20	1,000,000	994,746
1.5% 5/15/20	1,000,000	995,645
1.5% 6/15/20	2,000,000	1,991,282
1.375% 8/31/20	1,000,000	993,828
2.0% 9/30/20	1,000,000	1,001,445
2.0% 11/30/20	2,000,000	2,004,180
2.0% 2/28/21	1,000,000	1,002,988
2.375% 4/15/21	1,000,000	1,010,117
1.375% 5/31/21	2,000,000	1,984,883
2.625% 6/15/21	1,000,000	1,016,641
1.125% 8/31/21(g)	1,000,000	986,680
1.875% 11/30/21	2,000,000	2,005,938
1.75% 2/28/22	1,000,000	1,000,449
1.875% 4/30/22	1,000,000	1,003,887
2.125% 6/30/22	2,000,000	2,023,320
2.0% 7/31/22	1,000,000	1,008,105
1.875% 8/31/22	2,000,000	2,008,555
2.0% 11/30/22	1,000,000	1,008,848
2.0% 2/15/23	1,000,000	1,009,277
2.5% 3/31/23	2,000,000	2,055,273
1.625% 5/31/23	2,000,000	1,991,719
2.5% 8/15/23	2,000,000	2,060,117
Total U.S. Treasury (Cost $38,179,151)		38,635,963

Cash Equivalents - 6.2%

U.S. Treasury Bill 2.37% 7/23/19(a)	5,000,000	4,993,663

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(b)	3,082,432	3,082,432
Total Cash Equivalents (Cost $8,075,336)		8,076,095
Total Investments in Securities (Cost $106,341,227)		129,565,870
Other Assets Less Other Liabilities - 0.1%		171,092
Net Assets - 100%		129,736,962
Net Asset Value Per Share - Investor Class		14.32
Net Asset Value Per Share - Institutional Class		14.32

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2019.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled entity
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(g) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2019

Corporate Bonds - 25.0%	$ Principal
	Amount	$ Value
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	366,000	385,063

American Tower Corp. 2.95% 1/15/25	500,000	504,291

Andeavor Logistics LP 6.25% 10/15/22	1,000,000	1,027,500

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	180,000	185,823

Bank of America Corp. 2.25% 4/21/20	300,000	299,981

Beacon Roofing Supply, Inc. 4.875% 11/01/25(c)	100,000	99,375

Berkshire Hathaway Inc. Finance Corp.
3.0% 5/15/22	200,000	205,616
4.25% 1/15/49	500,000	562,703

Boardwalk Pipelines LLC 5.75% 9/15/19	225,000	226,172

Boston Properties LP 3.125% 9/01/23	555,000	569,380

Broadcom Corp. 3.125% 1/15/25	350,000	342,130

Calumet Specialty Products Partners LP
6.5% 4/15/21	350,000	350,000
7.625% 1/15/22	357,000	347,183

Carlisle Companies Inc.
3.5% 12/01/24	532,000	544,428
3.75% 12/01/27	500,000	509,548

CenturyLink, Inc. 5.625% 4/01/20	250,000	253,750

Charter Communications Operating, LLC 4.2% 3/15/28	650,000	675,493

CNX Resources Corp. 5.875% 4/15/22	60,000	58,500

Colfax Corp. 6.0% 2/15/24(c)	1,000,000	1,061,250

Comcast Corp. 3.95% 10/15/25	500,000	539,550

Computer Sciences Corp. 4.45% 9/15/22	500,000	523,327

Cox Communications, Inc. 3.5% 8/15/27(c)	842,000	858,152

Discovery, Inc. 2.95% 3/20/23	400,000	403,821

Dollar Tree, Inc. 3.7% 5/15/23	75,000	77,846

Dominion Resources, Inc. 2.962% 7/01/19	100,000	100,000

Donnelley Financial Solutions, Inc. 8.25% 10/15/24	333,000	345,488

EPR Properties
5.75% 8/15/22	400,000	429,113
4.75% 12/15/26	250,000	265,013

Equifax Inc. 2.3% 6/01/21	100,000	99,426

Equinix, Inc. 5.375% 5/15/27	500,000	537,235

Expedia Group, Inc. 3.8% 2/15/28	750,000	763,747

FLIR Systems, Inc. 3.125% 6/15/21	400,000	403,933

	$ Principal
	Amount	$ Value
frontdoor, inc. 6.75% 8/15/26(c)	144,000	153,720

Invista B.V. 4.25% 10/15/19(c)	288,000	291,083

JPMorgan Chase & Co. 3.003% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	150,000	150,266

L Brands, Inc. 5.625% 2/15/22	40,000	41,954

Lexington Realty Trust 4.4% 6/15/24	610,000	628,169

Markel Corp.
7.125% 9/30/19	125,000	126,227
4.9% 7/01/22	250,000	266,752
3.625% 3/30/23	200,000	206,533
3.5% 11/01/27	550,000	549,042

Marvell Technology Group Ltd. 4.2% 6/22/23(d)	300,000	312,500

Molex Electronics Technologies, LLC 3.9% 4/15/25(c)	300,000	309,975

MPLX LP 4.875% 6/01/25	190,000	206,545

NGL Energy Partners LP
7.5% 11/01/23	508,000	533,400
6.125% 3/01/25	290,000	288,550

NXP BV 4.625% 6/01/23(c) (d)	100,000	105,660

Physicians Realty Trust 4.3% 3/15/27	575,000	593,904

QVC, Inc. 4.375% 3/15/23	500,000	507,701

Qwest Corp. 6.75% 12/01/21	300,000	322,243

Range Resources Corp. 5.0% 8/15/22	301,000	288,207

RELX plc 3.5% 3/16/23	770,000	795,421

Silversea Cruise Holding Ltd. 7.25% 2/01/25(c) (d)	1,075,000	1,160,677

Sirius XM Radio Inc. 3.875% 8/01/22(c)	500,000	503,750

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	392,625	393,607

STORE Capital Corp.
4.5% 3/15/28	503,000	530,300
4.625% 3/15/29	500,000	533,394

TC PipeLines LP 4.65% 6/15/21	160,000	165,272

Wells Fargo & Co.
4.6% 4/01/21	400,000	415,153
2.1% 7/26/21	200,000	199,042
Total Corporate Bonds (Cost $23,292,622)		24,133,884

Corporate Convertible Bonds - 1.2%

Redwood Trust, Inc.
5.625% 11/15/19	150,000	151,288
4.75% 8/15/23	350,000	343,000
5.625% 7/15/24	700,000	697,812
Total Corporate Convertible Bonds (Cost $1,192,853)		1,192,100

Asset-Backed Securities - 25.2%(b)	$ Principal
	Amount	$ Value
AmeriCredit Automobile Receivables Trust (AMCAR)
2015-2 CL D — 3.0% 2021 (0.3 years)	110,000	110,142
2017-1 CL D — 3.13% 2023 (1.9 years)	69,000	69,807

Ascentium Equipment Receivables Trust (ACER)(c)
2016-2A CL E — 6.79% 2024 (0.8 years)	422,000	432,796
2018-2A CL B — 3.76% 2024 (3.0 years)	213,000	221,968

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 2022 (1.9 years)	90,000	90,199
2017-2 CL C — 2.6% 2023 (1.9 years)	53,000	53,027
2017-4 CL C — 2.7% 2023 (2.4 years)	51,000	51,123

Carvana Auto Receivables Trust (CRVNA)(c)
2019-1A CL C — 3.5% 2024 (2.8 years)	700,000	715,280

Chesapeake Funding II LLC (CFII)(c)
2017-3A CL D — 3.38% 2029 (1.5 years)	550,000	555,762

Commercial Credit Group Receivables Trust (CCG)(c)
2017-1 CL B — 2.75% 2023 (0.8 years)	410,000	410,801
2019-1 CL B — 3.22% 2026 (3.3 years)	750,000	765,474

Conn Funding II, LP (CONN)(c)
2019-A CL A — 3.4% 2023 (0.4 years)	616,319	619,580

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL C — 4.29% 2024 (0.2 years)	260,000	260,402
2016-3A CL B — 2.94% 2024 (0.5 years)	427,000	427,257

Dell Equipment Finance Trust (DEFT)(c)
2017-2 CL B — 2.47% 2022 (1.0 years)	200,000	199,633
2018-2 CL C — 3.72% 2023 (2.3 years)	225,000	230,929
2019-1 CL C — 3.14% 2024 (2.4 years)	750,000	762,527

Drive Auto Receivables Trust (DRIVE)
2017-AA CL D — 4.16% 2024 (1.1 years)(c)	290,000	295,037
2018-1 CL D — 3.81% 2024 (1.4 years)	590,000	600,595

DT Auto Owner Trust (DTAOT)(c)
2017-4A CL C — 2.86% 2023 (0.2 years)	101,934	101,971
2018-1A CL B — 3.04% 2022 (0.3 years)	300,000	300,402
2016-4A CL D — 3.77% 2022 (0.5 years)	85,000	85,527

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A2 — 1.97% 2023 (0.4 years)	158,135	157,800

Exeter Automobile Receivables Trust (EART)(c)
2018-2A CL A — 2.79% 2021 (0.1 years)	28,980	28,987
2017-3A CL A — 2.05% 2021 (0.2 years)	51,806	51,761
2016-3A CL B — 2.84% 2021 (0.2 years)	167,127	167,388
2017-2A CL B — 2.82% 2022 (0.4 years)	137,810	137,932
2016-2A CL C — 5.96% 2022 (0.5 years)	480,000	487,445
2017-1A CL C — 3.95% 2022 (1.0 years)	650,000	659,992
2018-2A CL C — 3.69% 2023 (1.1 years)	150,000	152,028
2017-3A CL C — 3.68% 2023 (1.8 years)	88,000	89,715

First Investors Auto Owners Trust (FIAOT)(c)
2015-2A CL D — 4.22% 2021 (0.8 years)	287,000	290,015
2017-1A CL B — 2.67% 2023 (0.9 years)	187,000	187,101
2016-2A CL C — 2.53% 2022 (1.2 years)	116,000	115,725
2017-1A CL C — 2.95% 2023 (1.4 years)	505,000	507,050
2018-1A CL C — 3.69% 2024 (1.7 years)	177,000	180,934

Flagship Credit Auto Trust (FCAT)(c)
2015-2 CL B — 3.08% 2021 (0.1 years)	58,058	58,078

	$ Principal
	Amount	$ Value
Foundation Finance Trust (FFIN)(c)
2019-1A CL A — 3.86% 2034 (1.9 years)	649,022	657,176

General Motors (GFORT)(c)
2017-3 CL C — 2.46% 2021 (0.1 years)	100,000	99,952
2017-1 CL C — 2.97% 2022 (0.5 years)	100,000	100,251

GLS Auto Receivables Trust (GCAR)(c)
2019-2A CL A — 3.06% 2023 (1.4 years)	346,791	348,834

GM Financial Automobile Leasing Trust (GMALT)
2018-3 CL C — 3.7% 2022 (1.7 years)	550,000	559,900

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A2 — 3.23% 2032 (0.8 years)	370,000	371,849

Lendmark Funding Trust (LFT)(c)
2017-2A CL C — 4.33% 2026 (2.9 years)	300,000	301,732

Marlette Funding Trust (MFT)(c)
2017-1A CL B — 4.114% 2024 (0.2 years)	222,445	223,040
2018-2A CL A — 3.06% 2028 (0.4 years)	60,535	60,606
2018-3A CL A — 3.2% 2028 (0.5 years)	188,450	189,013
2019-3A CL A — 2.69% 2029 (1.1 years)	500,000	501,276
2018-4A CL B — 4.21% 2028 (2.0 years)	250,000	256,852
2019-2A CL B — 3.53% 2029 (2.6 years)	500,000	508,326

OneMain Direct Auto Receivables Trust (ODART)(c)
2017-1A CL B — 2.88% 2021 (0.2 years)	200,000	200,066
2017-2A CL C — 2.82% 2024 (1.2 years)	285,000	285,467
2017-2A CL D — 3.42% 2024 (1.2 years)	800,000	806,067

OneMain Financial Issuance Trust (OMFIT)(c)
2016-2A CL C — 5.67% 2028 (0.7 years)	510,000	513,531
2015-1A CL D — 6.63% 2026 (0.9 years)	400,000	407,121

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-1A CL A — 3.54% 2025 (0.6 years)	381,322	383,121
2019-2A CL A — 3.2% 2025 (0.7 years)	250,000	250,616
2019-3A CL A — 3.19% 2025 (0.9 years)	500,000	502,917
2019-1A CL B — 4.03% 2025 (1.6 years)	500,000	507,376

Santander Drive Auto Receivables Trust (SDART)
2017-1 CL C — 2.58% 2022 (0.4 years)	131,000	130,989
2015-4 CL D — 3.53% 2021 (0.5 years)	100,000	100,381
2015-5 CL D — 3.65% 2021 (0.5 years)	239,070	239,993
2016-3 CL D — 2.8% 2022 (1.3 years)	400,000	402,365

SoFi Consumer Loan Program LLC (SCLP)(c)
2016-2 CL A — 3.09% 2025 (0.6 years)	139,905	140,599
2016-3 CL A — 3.05% 2025 (0.7 years)	40,685	40,875
2017-1 CL A — 3.28% 2026 (0.8 years)	25,993	26,207
2019-3 CL A — 2.9% 2028 (1.4 years)	500,000	502,717

Upgrade Receivables Trust (UPGR)(c)
2019-1A CL B — 4.09% 2025 (1.6 years)	1,117,000	1,131,738
2018-1A CL C — 5.17% 2024 (1.7 years)	100,000	102,092

Upstart Securitization Trust (UPST)(c)
2018-1 CL B — 3.887% 2025 (0.3 years)	470,806	471,840
2017-2 CL B — 3.748% 2025 (0.4 years)	201,718	202,206
2018-1 CL C — 4.997% 2025 (0.9 years)	750,000	761,098
2017-2 CL C — 5.59% 2025 (1.4 years)	500,000	511,958
2019-1 CL B — 4.19% 2026 (1.6 years)	500,000	506,493

Verizon Owner Trust (VZOT)(c)
2017-2A CL C — 2.38% 2021 (1.2 years)	100,000	100,026

	$ Principal
	Amount	$ Value
Westlake Automobile Receivables Trust (WLAKE)(c)
2017-1A CL C — 2.7% 2022 (0.3 years)	93,044	93,078
2018-1A CL C — 2.92% 2023 (0.8 years)	188,000	188,588
Total Asset-Backed Securities (Cost $24,103,792)		24,320,522

Commercial Mortgage-Backed Securities - 11.2%(b)

Arbor Realty Collateralized Loan Obligation Ltd. (ARCLO)(c) (d)
2017-FL1 CL B — 4.89425% 2027 Floating Rate
(Mthly LIBOR + 250) (2.7 years)	800,000	803,441

BDS Ltd. (BDS)(c)
2018-FL1 CL B — 3.64425% 2035 Floating Rate
(Mthly LIBOR + 125) (0.2 years)	670,967	672,228

BSPRT Ltd. (BSPRT)(c) (d)
2017-FL2 CL B — 3.79425% 2034 Floating Rate
(Mthly LIBOR + 140) (0.3 years)	250,000	250,624
2017-FL2 CL C — 4.54425% 2034 Floating Rate
(Mthly LIBOR + 215) (0.3 years)	250,000	250,774

BXMT Ltd. (BXMT)(c) (d)
2017-FL1 CL A — 3.26425% 2035 Floating Rate
(Mthly LIBOR + 87) (0.4 years)	500,000	500,587

Exantas Caital Corp. Ltd. (XAN)(c) (d)
2019-RS07 CL A — 3.39425% 2036 Floating Rate
(Mthly LIBOR + 100) (2.2 years)	768,000	769,392

GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL C — 4.53338% 2035 Floating Rate
(Mthly LIBOR + 215) (1.5 years)	550,000	551,928
2018-FL1 CL D — 5.33338% 2035 Floating Rate
(Mthly LIBOR + 295) (1.5 years)	596,000	599,400

Greystone Commercial Real Estate Notes (GSTNE)(c) (d)
2017-FL1A CL B — 5.14425% 2027 Floating Rate
(Mthly LIBOR + 275) (2.1 years)	104,925	104,238

Hilton USA Trust (HILT)(c)
2016-SFP CL E — 5.519097% 2035 (4.3 years)	840,000	853,509

PFP Ltd. (PFP)(c) (d)
2019-5 CL C — 4.40113% 2036 Floating Rate
(Mthly LIBOR + 200) (1.7 years)	500,000	502,685

ReadyCap Commercial Mortgage Trust (RCMT)(c)
2018-FL2 CL C — 4.32975% 2035 Floating Rate
(Mthly LIBOR + 190) (1.5 years)	750,000	747,812
2018-FL2 CL D — 5.12975% 2035 Floating Rate
(Mthly LIBOR + 270) (1.6 years)	750,000	749,069
2019-FL3 CL A — 3.40438% 2034 Floating Rate
(Mthly LIBOR + 100) (1.9 years)	673,000	674,773

RETL (RETL)(c)
2019-RVP CL C — 4.49425% 2036 Floating Rate
(Mthly LIBOR + 210) (1.7 years)	1,250,000	1,256,442

TPG Real Estate Finance Ltd. (TRTX)(c) (d)
2018-FL1 CL AS — 3.34425% 2035 Floating Rate
(Mthly LIBOR + 95) (0.3 years)	600,000	600,934
2018-FL1 CL B — 3.69425% 2035 Floating Rate
(Mthly LIBOR + 130) (0.3 years)	315,000	315,486
2018-FL1 CL C — 4.29425% 2035 Floating Rate
(Mthly LIBOR + 190) (0.4 years)	200,000	200,378

	$ Principal
	Amount
	or Shares	$ Value
VMC Finance LLC (VMC)(c)
2018-FL1 CL AS — 3.59425% 2035 Floating Rate
(Mthly LIBOR + 120) (0.7 years)	400,000	399,300
Total Commercial Mortgage-Backed Securities (Cost $10,796,766)		10,803,000

Mortgage-Backed Securities - 4.0%(b)

Federal Home Loan Mortgage Corporation
Pass-Through Securities
C91945 — 3.0% 2037 (5.2 years)	998,123	1,017,003

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (2.5 years)	60,471	61,864
MA3443 — 4.0% 2048 (4.1 years)	921,988	952,924
		1,014,788

Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (0.8 years)	121,330	121,297

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (4.8 years)	261,655	265,078

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2018-6 CL 2A2 — 3.0% 2048 (2.0 years)	251,248	253,843
2016-3 CL 2A1 — 3.0% 2046 (3.1 years)	256,791	259,931
2017-3 CL 2A2 — 2.5% 2047 (3.4 years)	263,519	262,895

Sequoia Mortgage Trust (SEMT)(c) (f)
2018-CH2 CL A12 — 4.0% 2048 (1.5 years)	470,958	478,948
2017-CH1 CL A11 — 3.5% 2047 (2.3 years)	241,273	243,342
		1,885,334
Total Mortgage-Backed Securities (Cost $3,851,585)		3,917,125

Taxable Municipal Bonds - 0.4%

Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $406,618)	400,000	408,076

U.S. Treasury - 27.6%

U.S. Treasury Notes/Bonds
2.0% 2/15/25	970,000	979,624
2.125% 5/15/25	2,500,000	2,541,357
2.25% 11/15/25	3,500,000	3,582,920
1.625% 5/15/26	2,500,000	2,459,326
1.5% 8/15/26(g)	1,850,000	1,801,800
2.0% 11/15/26	1,650,000	1,661,795
2.25% 2/15/27	1,875,000	1,920,630
2.375% 5/15/27	2,000,000	2,066,758
2.75% 2/15/28	2,250,000	2,391,416
3.5% 2/15/39	2,100,000	2,492,889
2.5% 5/15/46	4,850,000	4,816,656
Total U.S. Treasury (Cost $25,160,783)		26,715,171

Common Stocks - 0.3%

Redwood Trust, Inc. (Cost $192,471)	14,850	245,470

Cash Equivalents - 5.5%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(a)	5,276,675	5,276,675
Total Cash Equivalents (Cost $5,276,675)		5,276,675
Total Investments in Securities (Cost $94,274,165)		97,012,023
Other Liabilities in Excess of Other Assets - (0.4%)		(371,713)
Net Assets - 100%		96,640,310
Net Asset Value Per Share - Investor Class		10.49
Net Asset Value Per Share - Institutional Class		10.50

(a) Rate presented represents the annualized 7-day yield at June 30, 2019.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(g) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
June 30, 2019

Corporate Bonds - 31.6%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,039,703

American Tower Corp. 2.25% 1/15/22	5,000,000	4,979,239

Andeavor Logistics LP 6.25% 10/15/22	210,000	215,775

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	4,314,000	4,453,556

Bank of America Corp. 2.25% 4/21/20	12,000,000	11,999,246

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,749,071
Finance Corp.
2.904% 1/10/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,010,652
4.25% 1/15/21	4,200,000	4,338,874

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,065,324

Boston Properties LP 3.125% 9/01/23	9,560,000	9,807,707

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	875,250

Capital One Bank USA, N.A. 8.8% 7/15/19	3,500,000	3,507,663

Capital One Financial Corp. 2.5% 5/12/20	5,000,000	5,005,745

Capital One N.A.
2.4% 9/05/19	2,000,000	1,999,752
2.65% 8/08/22	2,000,000	2,010,628

Carlisle Companies Inc. 3.5% 12/01/24	500,000	511,680

CenturyLink, Inc. 5.625% 4/01/20	750,000	761,250

Colfax Corp. 6.0% 2/15/24(c)	1,000,000	1,061,250

Comcast Corp. 5.15% 3/01/20	3,000,000	3,053,971

Computer Sciences Corp. 4.45% 9/15/22	325,000	340,163

Cox Communications, Inc. 3.25% 12/15/22(c)	5,000,000	5,105,110

Discovery, Inc. 2.95% 3/20/23	1,600,000	1,615,286

Dominion Resources, Inc. 2.962% 7/01/19	9,883,000	9,883,000

eBay, Inc. 2.2% 8/01/19	3,000,000	2,999,070

EPR Properties 5.75% 8/15/22	2,600,000	2,789,236

Equifax Inc. 2.3% 6/01/21	2,900,000	2,883,361

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,996,300

First Republic Bank 2.5% 6/06/22	4,200,000	4,205,023

FLIR Systems, Inc. 3.125% 6/15/21	4,971,000	5,019,875

Ford Motor Credit Co. LLC 1.897% 8/12/19	1,000,000	999,072

General Motors Financial Company, Inc. 3.55% 4/09/21	1,250,000	1,269,698

	$ Principal
	Amount	$ Value
Goldman Sachs Group, Inc.
3.2495% 12/13/19 Floating Rate (Qtrly LIBOR + 80)	6,250,000	6,269,952
3.7515% 4/23/20 Floating Rate (Qtrly LIBOR + 116)	5,479,000	5,513,640
2.6% 12/27/20	1,500,000	1,501,303

Invista B.V. 4.25% 10/15/19(c)	4,980,000	5,033,314

JPMorgan Chase & Co.
3.003% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	1,850,000	1,853,281
3.375% 5/01/23	3,956,000	4,068,622

JPMorgan Chase Bank, N.A. 2.93313% 9/23/19 Floating
Rate (Qtrly LIBOR + 59)	12,000,000	12,009,872

Markel Corp.
7.125% 9/30/19	11,859,000	11,975,400
5.35% 6/01/21	10,000,000	10,503,996
4.9% 7/01/22	3,850,000	4,107,987

MetLife Global Funding I 2.4% 6/17/22(c)	1,000,000	1,005,572

Occidental Petroleum Corp. 2.7% 2/15/23	2,000,000	2,017,632

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,189,290

Plains All American Pipeline, LP 2.6% 12/15/19	1,345,000	1,343,997

QVC, Inc. 4.375% 3/15/23	3,000,000	3,046,203

Range Resources Corp. 5.0% 8/15/22	6,000,000	5,745,000

RELX plc 3.5% 3/16/23	1,800,000	1,859,425

Silversea Cruise Holding Ltd. 7.25% 2/01/25(c) (d)	3,545,000	3,827,537

Simon Property Group, LP 2.75% 2/01/23	1,593,000	1,614,458

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	2,671,875	2,678,555

U.S. Bancorp 2.35% 1/29/21	14,000,000	14,043,150

U.S. Bank, N.A. 2.90113% 1/24/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,008,966

Walt Disney Co. 0.875% 7/12/19	1,000,000	999,576

Wells Fargo & Co.
4.6% 4/01/21	5,745,000	5,962,632
2.1% 7/26/21	10,100,000	10,051,602
3.5% 3/08/22	7,900,000	8,128,771

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	9,991,115
Total Corporate Bonds (Cost $272,308,844)		273,902,378

Corporate Convertible Bonds - 3.6%

Redwood Trust, Inc.
5.625% 11/15/19	14,850,000	14,977,480
4.75% 8/15/23	10,000,000	9,800,000
5.625% 7/15/24	6,300,000	6,280,312
Total Corporate Convertible Bonds (Cost $31,100,416)		31,057,792

Asset-Backed Securities - 16.7%(b)	$ Principal
	Amount	$ Value
American Credit Acceptance Receivables Trust (ACAR)(c)
2019-2 CL A — 2.85% 2022 (0.5 years)	989,887	991,672

ARI Fleet Lease Trust (ARIFL)(c)
2018-B CL A2 — 3.22% 2027 (1.1 years)	1,000,000	1,008,961

Ascentium Equipment Receivables Trust (ACER)(c)
2018-1A CL A2 — 2.92% 2020 (0.3 years)	2,631,495	2,636,569
2016-2A CL E — 6.79% 2024 (0.8 years)	1,600,000	1,640,934

Carvana Auto Receivables Trust (CRVNA)(C)
2019-2A CL A2 — 2.6% 2022 (0.8 years)	5,000,000	5,004,492
2019-1A CL B — 3.29% 2023 (2.2 years)	5,000,000	5,084,858
2019-1A CL C — 3.5% 2024 (2.8 years)	300,000	306,549

Chesapeake Funding II LLC (CFII)(c)
2017-3A CL D - 3.38% 2029 (1.5 years)	385,000	389,034

Commercial Credit Group Receivables Trust (CCG)(c)
2019-1 CL B - 3.22% 2026 (3.3 years)	250,000	255,158

Conn Funding II, LP (CONN)(c)
2018-A CL A — 3.25% 2023 (0.4 years)	611,058	613,496
2019-A CL A — 3.4% 2023 (0.4 years)	1,027,198	1,032,634

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL B — 3.18% 2024 (0.1 years)	222,073	222,099
2016-2A CL C — 4.29% 2024 (0.2 years)	300,000	300,464

Dell Equipment Finance Trust (DEFT)(c)
2019-1 CL C — 3.14% 2024 (2.4 years)	2,750,000	2,795,933

Drive Auto Receivables Trust (DRIVE)
2018-1 CL B — 2.88% 2022 (0.1 years)	593,838	593,931
2018-4 CL A3 — 3.04% 2021 (0.2 years)	2,014,604	2,016,435
2017-1 CL D — 3.84% 2023 (1.0 years)	6,000,000	6,073,621

Exeter Automobile Receivables Trust (EART)(c)
2015-1A CL C — 4.1% 2020 (0.1 years)	57,243	57,305
2018-2A CL A — 2.79% 2021 (0.1 years)	1,072,251	1,072,508
2017-3A CL A — 2.05% 2021 (0.2 years)	531,007	530,547
2018-3A CL A — 2.9% 2022 (0.3 years)	1,303,413	1,304,579
2016-2A CL C — 5.96% 2022 (0.5 years)	5,100,000	5,179,108

Foundation Finance Trust (FFIN)(c)
2019-1A CL A — 3.86% 2034 (1.9 years)	3,986,847	4,036,936

GLS Auto Receivables Trust (GCAR)(c)
2018-3A CL A — 3.35% 2022 (0.6 years)	928,514	932,903
2018-1A CL A — 2.82% 2022 (0.6 years)	346,512	347,028
2019-2A CL A — 3.06% 2023 (1.4 years)	2,119,278	2,131,763

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A1 — 2.91163% 2032 Floating Rate
(Mthly LIBOR + 50) (0.8 years)	4,000,000	4,002,887
2018-1 CL A2 — 3.23% 2032 (0.8 years)	1,900,000	1,909,492

Marlette Funding Trust (MFT)(c)
2017-3A CL A — 2.36% 2024 (0.1 years)	202,634	202,574
2017-1A CL B — 4.114% 2024 (0.2 years)	1,048,669	1,051,472
2018-1A CL A — 2.61% 2028 (0.2 years)	824,442	824,141
2017-2A CL B — 3.19% 2024 (0.2 years)	1,976,733	1,978,491
2018-2A CL A — 3.06% 2028 (0.4 years)	1,236,634	1,238,091
2018-3A CL A — 3.2% 2028 (0.5 years)	4,287,234	4,300,042
2018-4A CL A — 3.71% 2028 (0.8 years)	1,767,065	1,785,411
2019-1A CL A — 3.44% 2029 (1.0 years)	1,257,505	1,268,461
2019-2A CL A — 3.13% 2029 (1.0 years)	2,500,000	2,515,055
2019-3A CL A — 2.69% 2029 (1.1 years)	4,500,000	4,511,484
2018-1A CL C — 3.69% 2028 (1.2 years)	1,832,000	1,842,699

	$ Principal
	Amount	$ Value
OneMain Direct Auto Receivables Trust (ODART)(c)
2017-2A CL B — 2.55% 2023 (0.9 years)	7,000,000	6,990,789
2017-2A CL D — 3.42% 2024 (1.2 years)	500,000	503,792

OneMain Financial Issuance Trust (OMFIT)(c)
2016-2A CL B — 5.94% 2028 (0.2 years)	920,133	923,731
2016-2A CL C — 5.67% 2028 (0.7 years)	2,500,000	2,517,308
2015-1A CL D — 6.63% 2026 (0.9 years)	1,600,000	1,628,485

Prestige Auto Receivables Trust (PART)(c)
2018-1A CL A2 — 2.97% 2021 (0.3 years)	2,804,752	2,810,470

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-1A CL A — 3.54% 2025 (0.6 years)	571,983	574,682
2019-2A CL A — 3.2% 2025 (0.7 years)	1,250,000	1,253,082
2019-3A CL A — 3.19% 2025 (0.9 years)	4,250,000	4,274,790
2019-1A CL B — 4.03% 2025 (1.6 years)	4,000,000	4,059,010

Social Professional Loan Program LLC (SOFI)(c)
2018-A CL A2A — 2.39% 2042 (1.0 years)	2,505,362	2,507,753
2019-B CL A1FX — 2.78% 2048 (1.3 years)	5,590,198	5,627,736

SoFi Consumer Loan Program LLC (SCLP)(c)
2017-6 CL A1 — 2.2% 2026 (0.1 years)	326,428	326,207
2018-1 CL A1 — 2.55% 2027 (0.2 years)	276,484	276,368
2016-2 CL A — 3.09% 2025 (0.6 years)	1,694,850	1,703,253
2016-3 CL A — 3.05% 2025 (0.7 years)	366,164	367,874
2017-1 CL A — 3.28% 2026 (0.8 years)	363,902	366,903
2019-2 CL A — 3.01% 2028 (1.3 years)	2,338,375	2,356,178
2019-3 CL A — 2.9% 2028 (1.4 years)	6,500,000	6,535,316

Upgrade Receivables Trust (UPGR)(c)
2018-1A CL A — 3.76% 2024 (0.5 years)	560,541	563,287
2019-1A CL A — 3.48% 2025 (0.6 years)	1,144,481	1,150,598
2019-1A CL B — 4.09% 2025 (1.6 years)	6,800,000	6,889,723

Upstart Securitization Trust (UPST)(c)
2018-2 CL A — 3.33% 2025 (0.2 years)	2,420,204	2,423,852
2018-1 CL B — 3.887% 2025 (0.3 years)	1,883,224	1,887,358
2017-2 CL B — 3.748% 2025 (0.4 years)	1,613,743	1,617,649
2019-1 CL A — 3.45% 2026 (0.6 years)	1,703,306	1,710,652
2017-1 CL C — 6.35% 2024 (0.7 years)	3,000,000	3,065,024
2018-1 CL C — 4.997% 2025 (0.9 years)	1,000,000	1,014,798
2017-2 CL C — 5.59% 2025 (1.4 years)	2,500,000	2,559,792

Westlake Automobile Receivables Trust (WLAKE)(c)
2018-3A CL A2A — 2.98% 2022 (0.4 years)	2,353,184	2,359,327
Total Asset-Backed Securities (Cost $144,051,404)		144,835,604

Commercial Mortgage-Backed Securities - 4.4%(b)

Arbor Realty Collateralized Loan Obligation Ltd. (ARCLO)(c) (d)
2017-FL1 CL B — 4.89425% 2027 Floating Rate
(Mthly LIBOR + 250) (2.7 years)	6,000,000	6,025,810

BDS Ltd. (BDS)(c)
2018-FL1 CL B — 3.64425% 2035 Floating Rate
(Mthly LIBOR + 125) (0.2 years)	957,157	958,955

BXMT Ltd. (BXMT)(c) (d)
2017-FL1 CL A — 3.26425% 2035 Floating Rate
(Mthly LIBOR + 87) (0.4 years)	500,000	500,587

Exantas Caital Corp. Ltd. (XAN)(c) (d)
2019-RS07 CL A — 3.39425% 2036 Floating Rate
(Mthly LIBOR + 100) (2.2 years)	4,200,000	4,207,610

	$ Principal
	Amount	$ Value
GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL A — 3.28338% 2035 Floating Rate
(Mthly LIBOR + 90) (0.7 years)	3,066,551	3,072,301
2018-FL1 CL C — 4.53338% 2035 Floating Rate
(Mthly LIBOR + 215) (1.5 years)	3,300,000	3,311,567

Hilton USA Trust (HILT)(c)
2016-SFP CL E — 5.519097% 2035 (4.3 years)	4,300,000	4,369,154

PFP Ltd. (PFP)(c) (d)
2019-5 CL B — 4.05113% 2036 Floating Rate
(Mthly LIBOR + 165) (1.6 years)	2,500,000	2,506,325
2019-5 CL C — 4.40113% 2036 Floating Rate
(Mthly LIBOR + 200) (1.7 years)	500,000	502,685

ReadyCap Commercial Mortgage Trust (RCMT)(c)
2018-FL2 CL C — 4.32975% 2035 Floating Rate
(Mthly LIBOR + 190) (1.5 years)	750,000	747,812
2018-FL2 CL D — 5.12975% 2035 Floating Rate
(Mthly LIBOR + 270) (1.6 years)	2,650,000	2,646,709

RETL (RETL)(c)
2019-RVP CL C — 4.49425% 2036 Floating Rate
(Mthly LIBOR + 210) (1.7 years)	2,750,000	2,764,171

TPG Real Estate Finance Ltd. (TRTX)(c) (d)
2018-FL1 CL A — 3.14425% 2035 Floating Rate
(Mthly LIBOR + 75) (0.2 years)	1,183,856	1,184,737
2018-FL1 CL C — 4.29425% 2035 Floating Rate
(Mthly LIBOR + 190) (0.4 years)	4,500,000	4,508,514

VMC Finance LLC (VMC)(c)
2018-FL1 CL A — 3.21425% 2035 Floating Rate
(Mthly LIBOR + 82) (0.5 years)	993,380	991,522
Total Commercial Mortgage-Backed Securities (Cost $38,272,660)		38,298,459

Mortgage-Backed Securities - 16.9%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
4281 CL AG — 2.5% 2028 (1.9 years)	937,643	932,690
3649 CL BW — 4.0% 2025 (2.1 years)	1,250,688	1,291,987
2952 CL PA — 5.0% 2035 (2.7 years)	415,466	444,579
3620 CL PA — 4.5% 2039 (2.9 years)	960,176	1,021,974
4107 CL LA — 2.5% 2031 (3.6 years)	6,957,638	6,925,567
3842 CL PH — 4.0% 2041 (3.8 years)	1,061,233	1,137,679
3003 CL LD — 5.0% 2034 (4.0 years)	1,037,379	1,154,494
4107 CL LW — 1.75% 2027 (6.6 years)	3,920,525	3,740,233
		16,649,203
Pass-Through Securities
G18190 — 5.5% 2022 (1.2 years)	11,980	12,382
G13300 — 4.5% 2023 (1.4 years)	78,461	81,017
G18296 — 4.5% 2024 (1.7 years)	209,672	216,502
G18306 — 4.5% 2024 (1.8 years)	444,268	458,794
G18308 — 4.0% 2024 (1.8 years)	459,879	477,892
G13517 — 4.0% 2024 (1.9 years)	306,590	318,554
J13949 — 3.5% 2025 (2.4 years)	2,917,409	3,044,810
E02804 — 3.0% 2025 (2.5 years)	1,846,773	1,890,951
J14649 — 3.5% 2026 (2.5 years)	2,291,337	2,366,876
E02948 — 3.5% 2026 (2.6 years)	4,861,567	5,039,255
J16663 — 3.5% 2026 (2.7 years)	4,603,047	4,754,797
E03033 — 3.0% 2027 (2.7 years)	2,903,423	2,973,196
E03048 — 3.0% 2027 (2.8 years)	5,526,318	5,659,162
G01818 — 5.0% 2035 (4.1 years)	1,205,958	1,319,973
		28,614,161
		45,263,364

	$ Principal
Federal National Mortgage Association	Amount	$ Value
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 2024 (0.9 years)	260,586	262,746
2010-54 CL WA — 3.75% 2025 (1.6 years)	535,760	543,531
		806,277
Pass-Through Securities
MA0464 — 3.5% 2020 (0.4 years)	239,717	247,495
357985 — 4.5% 2020 (0.5 years)	11,953	12,205
888595 — 5.0% 2022 (0.9 years)	45,732	46,817
888439 — 5.5% 2022 (1.0 years)	55,831	57,259
AD0629 — 5.0% 2024 (1.2 years)	215,603	221,407
995960 — 5.0% 2023 (1.2 years)	190,551	195,745
AR8198 — 2.5% 2023 (1.5 years)	2,781,847	2,806,762
995693 — 4.5% 2024 (1.5 years)	413,331	426,598
MA1502 — 2.5% 2023 (1.5 years)	2,380,261	2,403,562
AL0471 — 5.5% 2025 (1.5 years)	967,251	1,008,646
AE0031 — 5.0% 2025 (1.6 years)	395,787	407,513
995692 — 4.5% 2024 (1.7 years)	354,906	366,343
995755 — 4.5% 2024 (1.8 years)	539,267	555,105
890112 — 4.0% 2024 (1.8 years)	282,465	293,359
930667 — 4.5% 2024 (1.8 years)	351,517	362,836
AA4315 — 4.0% 2024 (1.8 years)	594,866	617,809
MA0043 — 4.0% 2024 (1.8 years)	225,206	233,892
AA5510 — 4.0% 2024 (1.9 years)	142,770	148,277
931739 — 4.0% 2024 (2.0 years)	160,703	166,932
AD7073 — 4.0% 2025 (2.2 years)	519,686	540,750
AH3429 — 3.5% 2026 (2.4 years)	9,078,428	9,457,721
310139 — 3.5% 2025 (2.4 years)	3,508,948	3,622,806
AB1769 — 3.0% 2025 (2.4 years)	1,713,318	1,753,413
AB2251 — 3.0% 2026 (2.5 years)	2,101,885	2,150,830
AB3902 — 3.0% 2026 (2.7 years)	1,397,651	1,430,427
AK3264 — 3.0% 2027 (2.8 years)	3,502,888	3,585,019
AB4482 — 3.0% 2027 (2.8 years)	3,285,434	3,362,491
AL1366 — 2.5% 2027 (2.9 years)	2,513,105	2,535,011
MA0587 — 4.0% 2030 (3.7 years)	3,761,340	3,930,028
725232 — 5.0% 2034 (3.9 years)	222,133	241,533
555531 — 5.5% 2033 (4.0 years)	2,430,016	2,680,282
995112 — 5.5% 2036 (4.3 years)	1,056,680	1,173,937
		47,042,810
		47,849,087
Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (2.8 years)	6,232,948	6,372,785

Non-Government Agency
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc. (CMLTI)(c) (f)
2014-A CL A — 4.0% 2035 (4.6 years)	1,109,279	1,158,194

COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (0.8 years)	1,716,375	1,715,917

Deephaven Residential Mortgage Trust (DRMT)(c) (f)
2018-4A CL A1 — 4.08% 2058 (1.4 years)	4,081,923	4,153,286

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (4.8 years)	2,728,691	2,764,380

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2018-6 CL 2A2 — 3.0% 2048 (2.0 years)	3,936,221	3,976,871
2014-5 CL A1 — 2.984179% 2029 (3.1 years)	5,801,915	5,866,510
2016-3 CL 2A1 — 3.0% 2046 (3.1 years)	2,469,044	2,499,233
2014-2 CL 2A2 — 3.5% 2029 (3.2 years)	2,728,240	2,797,005
2017-3 CL 2A2 — 2.5% 2047 (3.4 years)	10,277,258	10,252,911

	$ Principal
	Amount
	or Shares	$ Value
Sequoia Mortgage Trust (SEMT)(f)
2018-CH2 CL A12 — 4.0% 2048 (1.5 years)(c)	1,594,010	1,621,054
2012-4 CL A1 — 3.5% 2042 (1.6 years)	2,214,242	2,251,062
2017-CH1 CL A11 — 3.5% 2047 (2.3 years)(c)	2,473,049	2,494,260
2013-4 CL A3 — 1.55% 2043 (3.3 years)	5,786,908	5,588,602
		47,139,285
Total Mortgage-Backed Securities (Cost $143,636,022)		146,624,521

Taxable Municipal Bonds - 0.1%

Kansas Development Finance Authority Revenue, Series 2015H
2.608% 4/15/20	500,000	501,560
2.927% 4/15/21	750,000	761,145
Total Taxable Municipal Bonds (Cost $1,250,000)		1,262,705

U.S. Treasury - 24.5%

U.S. Treasury Notes
1.375% 1/31/20	13,500,000	13,445,947
1.625% 3/15/20	15,000,000	14,956,934
1.375% 8/31/20	10,000,000	9,938,281
2.125% 8/31/20	15,000,000	15,036,328
2.75% 9/30/20	15,000,000	15,157,910
2.0% 11/30/20	19,000,000	19,039,707
1.125% 2/28/21	15,000,000	14,830,371
2.25% 3/31/21	12,000,000	12,092,110
1.375% 4/30/21	10,000,000	9,925,781
2.625% 6/15/21	10,000,000	10,166,406
1.125% 7/31/21	15,000,000	14,805,176
2.0% 7/31/22	17,000,000	17,137,793
2.0% 2/15/23	7,500,000	7,569,580
1.5% 2/28/23(g)	15,000,000	14,876,660
2.0% 5/31/24	15,000,000	15,170,215
2.25% 10/31/24	8,000,000	8,183,750
Total U.S. Treasury (Cost $211,145,309)		212,332,949

Common Stocks - 0.5%

Redwood Trust, Inc. (Cost $2,767,259)	285,000	4,711,050

Cash Equivalents - 1.8%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(a)	15,523,688	15,523,688
Total Cash Equivalents (Cost $15,523,688)		15,523,688
Total Investments in Securities (Cost $860,055,602)		868,549,146
Other Liabilities in Excess of Other Assets - (0.1%)		(582,378)
Net Assets - 100%		867,966,768
Net Asset Value Per Share - Investor Class		12.25
Net Asset Value Per Share - Institutional Class		12.27

(a) Rate presented represents the annualized 7-day yield at June 30, 2019.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(g) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
June 30, 2019

Corporate Bonds - 5.1%	$ Principal
	Amount	$ Value
Capital One N.A. 2.4% 9/05/19	1,500,000	1,499,814

Goldman Sachs Group, Inc. 5.375% 3/15/20	610,000	622,669

Kinder Morgan, Inc. 3.05% 12/01/19	2,085,000	2,088,910

Penske Truck Leasing Co. LP 3.05% 1/09/20(c)	570,000	570,738
Total Corporate Bonds (Cost $4,775,452)		4,782,131

Asset-Backed Securities - 13.6%(b)

American Credit Acceptance Receivables Trust (ACAR)(c)
2019-2 CL A — 2.85% 2022 (0.5 years)	494,943	495,836

ARI Fleet Lease Trust (ARIFL)(c)
2018-A CL A2 — 2.55% 2026 (0.8 years)	1,086,626	1,087,376

Ascentium Equipment Receivables Trust (ACER)(c)
2016-1A CL D — 5.23% 2020 (0.2 years)	475,000	476,428
2016-2A CL D — 4.2% 2022 (0.8 years)	268,000	270,457

CarMax Auto Owner Trust (CARMX)
2018-1 CL A2B — 2.54425% 2021 Floating Rate
(Mthly LIBOR + 15) (0.2 years)	312,066	312,011

Commercial Credit Group Receivables Trust (CCG)(c)
2017-1 CL B - 2.75% 2023 (0.8 years)	900,000	901,759

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL B — 3.18% 2024 (0.1 years)	141,489	141,506

Drive Auto Receivables Trust (DRIVE)
2018-1 CL B — 2.88% 2022 (0.1 years)	296,919	296,966

Enterprise Fleet Financing LLC (EFF)(c)
2016-2 CL A2 — 1.74% 2022 (0.1 years)	128,751	128,619

Exeter Automobile Receivables Trust (EART)(c)
2018-2A CL A — 2.79% 2021 (0.1 years)	57,959	57,973
2018-3A CL A — 2.9% 2022 (0.3 years)	325,853	326,145

GLS Auto Receivables Trust (GCAR)(c)
2018-1A CL A — 2.82% 2022 (0.6 years)	750,841	751,961

Great America Leasing Receivables Trust (GALC)(c)
2016-1 CL A4 — 1.99% 2022 (0.3 years)	763,634	761,573

Marlette Funding Trust (MFT)(c)
2017-3A CL B — 3.01% 2024 (0.4 years)	500,000	500,493
2018-3A CL A — 3.2% 2028 (0.5 years)	235,562	236,266
2019-2A CL A — 3.13% 2029 (1.0 years)	500,000	503,011

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-2A CL A — 3.2% 2025 (0.7 years)	500,000	501,233
2019-3A CL A — 3.19% 2025 (0.9 years)	500,000	502,916

Social Professional Loan Program LLC (SOFI)(c)
2018-A CL A2A — 2.39% 2042 (1.0 years)	796,705	797,465

SoFi Consumer Loan Program LLC (SCLP)(c)
2017-6 CL A1 — 2.2% 2026 (0.1 years)	186,391	186,264

	$ Principal
	Amount
	or Shares	$ Value
Upgrade Receivables Trust (UPGR)(c)
2018-1A CL A — 3.76% 2024 (0.5 years)	378,365	380,219
2019-1A CL A — 3.48% 2025 (0.6 years)	381,494	383,533

Upstart Securitization Trust (UPST)(c)
2018-2 CL A — 3.33% 2025 (0.2 years)	997,797	999,301
2017-2 CL B — 3.748% 2025 (0.4 years)	201,718	202,206

Verizon Owner Trust (VZOT)(c)
2016-2A CL B — 2.15% 2021 (0.6 years)	800,000	798,969

Westlake Automobile Receivables Trust (WLAKE)(c)
2019-1A CL A1 — 2.76846% 2020 (0.1 years)	705,322	705,580
Total Asset-Backed Securities (Cost $12,684,904)		12,706,066

U.S. Treasury - 80.5%

U.S. Treasury Notes
0.75% 8/15/19	1,500,000	1,497,199
1.75% 9/30/19	11,000,000	10,989,043
1.5% 10/31/19	12,000,000	11,977,031
1.0% 11/15/19	13,500,000	13,443,047
1.375% 1/15/20	11,000,000	10,958,320
1.25% 1/31/20	2,000,000	1,990,274
2.375% 4/30/20	24,500,000	24,573,213
Total U.S. Treasury (Cost $75,279,325)		75,428,127

Cash Equivalents - 1.3%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(a)	1,225,534	1,225,534
Total Cash Equivalents (Cost $1,225,534)		1,225,534
Total Investments in Securities (Cost $93,965,215)		94,141,858
Other Liabilities in Excess of Other Assets - (0.5%)		(441,069)
Net Assets - 100%		93,700,789
Net Asset Value Per Share		10.02

(a) Rate presented represents the annualized 7-day yield at June 30, 2019.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2019

Municipal Bonds - 95.5%
	% of Net	$ Principal
	Assets	Amount	$ Value
California	0.7
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	238,806

Colorado	0.3
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	108,737

Nebraska	92.5
Blair, Water System Revenue, Series 2016, AMT,
2.65%, 12/15/24		100,000	100,149
2.85%, 12/15/25		100,000	100,448
3.0%, 12/15/26		100,000	100,284
3.1%, 12/15/27		100,000	100,088
3.2%, 12/15/28		100,000	100,142

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016, 3.0%, 12/15/24		250,000	268,920

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	376,616
2.2%, 12/15/26		250,000	251,965

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	399,900

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	115,873
4.0%, 12/15/27		100,000	115,761

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	260,174

Dawson Public Power District, Electric System Revenue,
Refunding, Series 2016A
2.0%, 6/15/26		170,000	170,979
2.1%, 6/15/27		105,000	105,270
Series 2016B
2.5%, 6/15/28		135,000	136,177
3.0%, 6/15/29		245,000	248,925
3.0%, 6/15/30		355,000	360,091

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25,
Pre-Refunded 7/01/20 @ 100		400,000	416,784

Douglas County, General Obligation,
Omaha Public School District 0001, Series 2016,
5.0%, 12/15/29		350,000	430,398
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22		250,000	258,375

Douglas County, Hospital Authority #2, Revenue,
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26		500,000	564,570
Nebraska Medicine, Series 2016, 4.0%, 5/15/32		700,000	767,354

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, Series 2015
4.0%, 11/01/19	110,000	110,821
5.0%, 11/01/20	100,000	104,321
5.0%, 11/01/21	100,000	107,437
5.0%, 11/01/22	250,000	276,277

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	381,192

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	299,202

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Series 2016, 3.0%, 12/01/25	500,000	543,425

Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/19	190,000	190,000
2.0%, 7/01/21	195,000	195,589

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012,
2.5%, 4/01/21	425,000	432,518

Lincoln, Electric System Revenue, Refunding,
Series 2012, 5.0%, 9/01/28	1,000,000	1,107,330

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	110,549
5.0%, 5/15/23	135,000	153,714

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	326,019

Madison County, Hospital Authority #1, Revenue,
Faith Regional Health Services Project, Series 2018,
3.0%, 7/01/19	100,000	100,000
Refunding, Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	503,091
5.0%, 7/01/23	250,000	277,583

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	503,456

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2012 Series A, 5.0%, 4/01/29	300,000	326,004
2016 Series A
5.0%, 4/01/21	250,000	265,385
5.0%, 4/01/27	350,000	427,665

Nebraska, Certificates of Participation,
Series 2015C
1.45%, 9/15/19	360,000	359,917
1.7%, 9/15/20	200,000	200,052
Series 2017B, 1.35%, 7/15/20	785,000	783,791
Series 2018A, 2.1%, 7/15/21	860,000	871,240

Nebraska Investment Finance Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	100,788
2019 Series A, 2.05%, 9/01/24	120,000	121,574

	$ Principal
	Amount	$ Value
Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	519,575
5.0%, 1/01/21	500,000	526,960
2015 Series A-2, 5.0%, 1/01/24	250,000	271,938
2016 Series C, 5.0%, 1/01/35	480,000	563,438

Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	846,068

Nebraska State Colleges, Student Fees and Facilities Revenue,
Wayne State College Project, Series 2016, 3.0%, 7/01/19	120,000	120,000

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	253,403

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	796,427

Omaha, General Obligation, Refunding,
Series 2012B, 3.0%, 11/15/24	400,000	418,924
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	315,000	338,061
4.0%, 4/15/23	185,000	203,025

Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%, 6/01/28	585,000	663,870
Series 2010, 4.125%, 6/01/29	650,000	664,846

Omaha Public Power District, Electric System Revenue,
2015 Series A, 2.85%, 2/01/27	500,000	524,905

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	305,690
4.0%, 4/01/31	350,000	389,858
Series 2014, 5.0%, 11/15/22	200,000	224,114

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	436,183

Papillion-La Vista, General Obligation, Sarpy County
School District #27, Refunding, Series 2017A
2.05%, 12/01/24	150,000	152,298
2.2%, 12/01/25	150,000	152,637
2.3%, 12/01/26	275,000	279,466

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding, Series 2017, 5.0%, 12/15/26	185,000	203,990
Series 2015
2.0%, 12/15/20	100,000	100,509
2.25%, 12/15/21	100,000	100,564
4.0%, 12/15/24	100,000	102,483
4.0%, 12/15/25	100,000	102,488

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A, 5.0%, 1/01/28	200,000	231,896

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017, 5.0%, 12/15/29	550,000	684,761

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	500,920

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010, 2.6%, 12/15/19	135,000	135,807

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20		280,000	280,529
2.25%, 6/01/21		250,000	250,698

Southeast Community College Area, Certificates of Participation,
Series 2018, 3.0%, 12/15/22		400,000	421,204

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20		400,000	398,272

University of Nebraska, Facilities Corp., Revenue, Refunding,
Health Center and College of Nursing Projects, Series 2016,
5.0%, 7/15/29		380,000	463,756

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017
3.0%, 7/01/25		100,000	107,710
2.5%, 7/01/26		210,000	220,838
3.0%, 7/01/27		100,000	109,185
Lincoln Student Fees and Facilities
Refunding, Series 2012, 5.0%, 7/01/23		250,000	276,580
Series 2015A, 2.0%, 7/01/19		600,000	600,000
Refunding, Omaha Student Housing Project,
Series 2017A, 5.0%, 5/15/30		100,000	123,775

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25		245,000	264,455
4.0%, 12/15/27		395,000	424,657

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28		700,000	748,832

Washington County, General Obligation, Refunding, Blair Community
School District 0001, Series 2015, 2.5%, 12/15/24		305,000	308,477
			30,742,255
Texas	1.3
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	305,817

Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	110,484
			416,301
Washington	0.7
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	240,566
Total Municipal Bonds (Cost $31,170,826)			31,746,665

Cash Equivalents - 3.8%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 2.31%(a)		1,253,127	1,253,127
Total Cash Equivalents (Cost $1,253,127)			1,253,127
Total Investments in Securities (Cost $32,423,953)			32,999,792
Other Asset Less Other Liabilities - 0.7%			224,241
Net Assets - 100%			33,224,033
Net Asset Value Per Share			10.03

(a) Rate presented represents the annualized 7-day yield at June 30, 2019.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)          Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.

•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•	Money market funds are valued at the quoted net asset value.

•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third-party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)           Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)           Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At June 30, 2019, the cost of investments and gross unrealized appreciation and depreciation of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax Cost	485,528,992	374,665,144	293,213,359	143,048,624	106,341,227	94,274,165	860,055,602	93,965,215	32,423,953

Appreciation	338,312,739	231,213,930	295,575,823	86,956,422	23,700,456	2,773,358	9,815,753	179,181	580,593
Depreciation	(3,778,239)	(11,462,445)	(36,521,654)	(1,512,671)	(475,813)	(35,500)	(1,322,209)	(2,538)	(4,754)
Net	334,534,500	219,751,485	259,054,169	85,443,751	23,224,643	2,737,858	8,493,544	176,643	575,839

(4)	Option Transactions Derivative positions open at June 30, 2019, are summarized as follows:

Gross Notional
		Fair Value at June 30, 2019		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2019
Partners III Opportunity	Call options written	$ -	$ -	$ -
	Put options written	$ -	$ -	$ -

(5)           Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2019	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2019	Value June 30, 2019	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 65,353,300	$ -	$ -
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.
(6)           Concentration of Credit Risk
Approximately 93% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(7)           Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of June 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	782,852,720	-	-	782,852,720
Cash Equivalents	37,210,772	-	-	37,210,772
Total Investments in Securities	820,063,492	-	-	820,063,492

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	585,528,715	-	-	585,528,715
Cash Equivalents	8,887,914	-	-	8,887,914
Total Investments in Securities	594,416,629	-	-	594,416,629

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	623,130,622	-	-	623,130,622
Cash Equivalents	28,756,906	-	-	28,756,906
Total Investments in Securities	651,887,528	-	-	651,887,528
Liabilities:
Securities Sold Short	(99,620,000)	-	-	(99,620,000)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Communication Services	55,600,650	13,284,000	-	68,884,650
Other	150,845,200	-	-	150,845,200
Cash Equivalents	8,762,525	-	-	8,762,525
Total Investments in Securities	215,208,375	13,284,000	-	228,492,375

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	56,877,142	-	-	56,877,142
Corporate Bonds	-	16,774,369	-	16,774,369
Corporate Convertible Bonds	-	1,008,584	-	1,008,584
Asset-Backed Securities	-	5,439,984	-	5,439,984
Mortgage-Backed Securities	-	2,753,733	-	2,753,733
U.S. Treasury	-	38,635,963	-	38,635,963
Cash Equivalents	8,076,095	-	-	8,076,095
Total Investments in Securities	64,953,237	64,612,633	-	129,565,870

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	24,133,884	-	24,133,884
Corporate Convertible Bonds	-	1,192,100	-	1,192,100
Asset-Backed Securities	-	24,320,522	-	24,320,522
Commercial Mortgage-Backed Securities	-	10,803,000	-	10,803,000
Mortgage-Backed Securities	-	3,917,125	-	3,917,125
Taxable Municipal Bonds	-	408,076	-	408,076
U.S. Treasury	-	26,715,171	-	26,715,171
Common Stocks	245,470	-	-	245,470
Cash Equivalents	5,276,675	-	-	5,276,675
Total Investments in Securities	5,522,145	91,489,878	-	97,012,023

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	273,902,378	-	273,902,378
Corporate Convertible Bonds	-	31,057,792	-	31,057,792
Asset-Backed Securities	-	144,835,604	-	144,835,604
Commercial Mortgage-Backed Securities	-	38,298,459	-	38,298,459
Mortgage-Backed Securities	-	146,624,521	-	146,624,521
Taxable Municipal Bonds	-	1,262,705	-	1,262,705
U.S. Treasury	-	212,332,949	-	212,332,949
Common Stocks	4,711,050	-	-	4,711,050
Cash Equivalents	15,523,688	-	-	15,523,688
Total Investments in Securities	20,234,738	848,314,408	-	868,549,146

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	4,782,131	-	4,782,131
Asset-Backed Securities	-	12,706,066	-	12,706,066
U.S. Treasury	-	75,428,127	-	75,428,127
Cash Equivalents	1,225,534	-	-	1,225,534
Total Investments in Securities	1,225,534	92,916,324	-	94,141,858

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	31,746,665	-	31,746,665
Cash Equivalents	1,253,127	-	-	1,253,127
Total Investments in Securities	1,253,127	31,746,665	-	32,999,792

During the three months ended June 30, 2019, there were no transfers into or out of Level 3.
During the three months ended June 30, 2019, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.